Divestitures and Assets Held for Sale Divestitures and Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Proceeds Received and Gains (Losses) Recognized on Divestitures
The following summarizes the proceeds received and gains (losses) recognized on divestitures and assets held for sale for the years ended December 31:

millions	2018	2017	2016
Proceeds received, net of closing adjustments	$417	$4,008	$2,356
Gains (losses) on divestitures, net (1) (2)	20	674	(757)

(1)	Includes goodwill allocated to divestitures of $209 million in 2017 and $397 million in 2016.

(2)	Includes gain of $126 million related to the 2017 property exchange discussed below.